Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Strategic High Yield Tax-Free Fund and Deutsche Managed Municipal Bond Fund (the “Funds”), each a series of Deutsche Municipal Trust (the “Trust”) (Reg. Nos. 002-57139; 811-02671)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on September 27, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Sincerely yours,

/s/ Andrew Hone

Andrew Hone

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.